Discontinued Operations - Summary of Discontinued Operations (Statements of Net Cash Outflow) (Details) - AUD ($)		12 Months Ended
	Mar. 03, 2020	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Costs relating to the disposal incurred by the Company	$ 207,143
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalent balances disposed of		$ (800,849)
Costs relating to the disposal incurred by the Company		(207,143)
Net cash outflow		$ (1,007,992)